Investment Strategy - Blue Chip Investor Fund	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund invests primarily in the common stocks of industry-dominant companies whose earnings have demonstrated superior growth. The Fund’s Adviser considers, among other things, balance sheet strength, cash flow and return on equity. The Fund normally focuses its investments in a core of less than 25 companies, and certain sectors are likely to be overweighted compared to others. The Fund invests in medium to large capitalization companies. The average market capitalization of holdings is usually larger than $5 billion. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected return are acquired.

The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors.